Taxes (Details) - Schedule of income before income taxes and the actual provision of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Before Income Taxes And The Actual Provision Of Income Taxes Abstract
(Loss) profit before income taxes	$ (22,315,432)	$ (8,950,913)	$ 15,012,270
PRC EIT rate	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (5,578,858)	$ (2,237,728)	$ 3,753,068
Reconciling items:
Effect of tax holiday and preferential tax rate	1,274,465	169,657	(581,434)
Effect of tax rates in foreign jurisdictions	1,497,723	728,965	(46,330)
Effect of non-deductible expense	13,917	4,403	5,202
Effect of non-deductible share-based compensation	682,492
Super deduction of qualified R&D expenditures		(107,975)	(75,523)
Changes in valuation allowance	2,919,231	1,206,097
Income tax expense (benefit)	$ 808,970	$ (236,581)	$ 3,054,983
Effective tax rate	(3.63%)	2.64%	20.35%